Intangible Asset (Details) - Schedule of Fair Value of the Intangible Asset $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Fair Value of the Intangible Asset [Abstract]
Balance
Purchase date September 30, 2022	4,861
Depreciation of intangible asset	(144)
Balance	$ 4,717